One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 26, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 14 to File No. 333-164075

Ladies and Gentlemen:

Attached hereto is post-effective amendment 14 to File number 333-164075. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to to increase the fee on the GLWB Preferred I.S. rider (single and joint version) for riders applied for on or after May 1, 2014. This amendment is also being filed to increase the M&E on contracts applied for on or after May 1, 2014.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 9 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to make changes to the GLWB Preferred I.S. rider. The related disclosure language for the applicable changes are substantially identical across the post-effective amendments.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes, and that, to the extent the staff has reviewed the existing ONcore rider disclosures and the disclosure changes in one of the 9 post-effective amendments, it will already be familiar with the features described in the other 8 post-effective amendments.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel